Expenses by nature - Summary of expenses by cost of sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Attribution of expenses by nature to their function
Depreciation and amortization	₺ (63,928,335)	₺ (62,256,360)	₺ (59,149,066)
Employee benefit expenses	(35,728,385)	(34,785,493)	(26,870,934)
Cost of revenue
Attribution of expenses by nature to their function
Depreciation and amortization	(63,928,335)	(62,256,360)	(59,149,066)
Share of Turkish Treasury	(21,446,492)	(19,399,594)	(17,556,821)
Employee benefit expenses	(20,587,035)	(20,176,605)	(15,964,322)
Cost of goods sold	(17,133,015)	(15,945,843)	(20,211,853)
Frequency expenses	(7,854,795)	(7,121,548)	(6,472,148)
Cost of revenue from financial services	(7,350,595)	(5,892,109)	(3,497,863)
Interconnection and termination expenses	(5,766,236)	(5,879,187)	(7,475,184)
Energy expenses	(5,105,345)	(5,843,273)	(6,948,681)
Radio expenses	(4,048,031)	(2,736,561)	(2,586,778)
Universal service fund	(2,850,247)	(2,556,410)	(2,347,905)
Transmission expenses	(2,830,437)	(2,520,299)	(2,769,227)
Roaming expenses	(1,937,043)	(1,981,180)	(2,144,591)
Internet expense	(1,924,180)	(1,972,603)	(2,241,780)
Others	(10,362,652)	(10,044,078)	(10,167,604)
Operating expense	(173,124,438)	(164,325,650)	(159,533,823)
Cost of revenue from financial services
Attribution of expenses by nature to their function
Depreciation and amortization	(1,057,188)	(794,426)	(617,720)
Employee benefit expenses	₺ (497,205)	₺ (432,219)	₺ (352,191)